Basis of presentation and statement of compliance (Tables)	6 Months Ended
Jun. 30, 2021
Significant Accounting Policies [Abstract]
Disclosure of effect of changes in foreign exchange rates
Foreign currency transactions are translated into the presentation currency using the following exchange rates:

	June 30, 2020		December 31, 2020		June 30, 2021
€1 equals to	Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
USD	1.1020	1.1198	1.1422	1.2271	1.2053	1.1884